Unaudited Interim Condensed Consolidated Statements of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Shareholders’ equity MYR (RM)	Shareholders’ equity USD ($)	Non-controlling interest MYR (RM)	Non-controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance at Dec. 31, 2024 | RM		RM 1,145,780		RM 3,280,388		RM 12,365,963		RM 16,792,131		RM 592,070		RM 17,384,201
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000
Issuance of ordinary shares upon IPO, net | RM		20,039,124						20,039,124				20,039,124
Issuance of ordinary shares upon IPO, net (in Shares) | shares	1,750,000
Net profit for the period | RM						5,416,870		5,416,870		65,154		5,482,024
Balance at Jun. 30, 2025		21,184,904	$ 5,187,547	3,280,388	$ 803,269	17,782,833	$ 4,354,481	42,248,125	$ 10,345,297	657,224	$ 160,934	42,905,349	$ 10,506,231
Balance (in Shares) at Jun. 30, 2025 | shares	12,550,000
Issuance of ordinary shares | RM		57,294,460						57,294,460				57,294,460
Issuance of ordinary shares (in Shares) | shares	7,100,000
Net profit for the period | RM						1,668,816		1,668,816		143,373		1,812,189
Balance at Dec. 31, 2025 | RM		78,479,364		3,280,388		19,451,649		101,211,401		800,597		RM 102,011,998
Balance (in Shares) at Dec. 31, 2025 | shares	19,650,000											10,800,000	10,800,000
Issuance of ordinary shares | RM		13,389,952						13,389,952				RM 13,389,952
Issuance of ordinary shares (in Shares) | shares	3,100,000
Net profit for the period						4,844,370		4,844,370		93,130		4,937,500	$ 1,209,045
Balance at Jun. 30, 2026		RM 91,869,316	$ 22,496,037	RM 3,280,388	$ 803,269	RM 24,296,019	$ 5,949,365	RM 119,445,723	$ 29,248,671	RM 893,727	$ 218,847	RM 120,339,450	$ 29,467,518
Balance (in Shares) at Jun. 30, 2026 | shares	22,750,000											10,800,000	10,800,000